Schedule of Investments
November 30, 2024 (unaudited)
Archer Balanced Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 66.40%

Air Courier Services - 1.91%
FedEx Corp.	3,250	983,678

Aircraft Engines & Engines Parts - 2.26%
Honeywell International, Inc.	5,000	1,164,650

Beverages - 1.27%
The PepsiCo, Inc.	4,000	653,800

Electric Services - 3.39%
American Electric Power Co., Inc.	3,400	339,524
NextEra Energy, Inc.	17,900	1,408,193

		1,747,717

Electrical Work - 3.51%
Quanta Services, Inc.	5,255	1,810,453

Electromedical & Electrotherapeutic Apparatus - 1.58%
Medtronic plc (Ireland)	9,400	813,476

Electronic Computers - 2.86%
Apple, Inc.	6,200	1,471,446
Dell Technologies, Inc. Class C (2)	2,800	357,252

		1,828,698

Food & Kindred Products - 0.83%
Nestle S.A. ADR (2)	4,900	425,222

Guided Missiles & Space Vehicles & Parts - 2.62%
Lockheed Martin Corp.	2,550	1,349,996

National Commercial Banks - 3.18%
JPMorgan Chase & Co.	6,560	1,638,163

Petroleum Refining - 3.12%
Chevron Corp.	6,300	1,020,159
Exxon Mobil Corporation	5,000	589,800

		1,609,959

Pharmaceutical Preparations - 6.52%
Bristol Myers Squibb Co.	8,550	506,331
Eli Lilly & Co.	1,450	1,153,258
Johnson & Johnson	5,000	775,050
Merck & Co., Inc.	9,080	922,891

		3,357,530

Railroads, Line-Haul Operating - 2.18%
Union Pacific Corp. Class B	4,600	1,125,436

Retail-Drug Stores and Proprietary Stores - 1.24%
CVS Health Corp.	10,694	640,036

Retail-Lumber & Other Building Materials Dealers - 1.83%
The Home Depot, Inc.	2,200	944,086

Retail-Variety Stores - 4.31%
WalMart, Inc.	24,000	2,220,000

Semiconductors & Related Devices - 3.27%
Broadcom, Inc.	10,400	1,685,632

Services-Business Services - 5.37%
Accenture plc Class A (Ireland)	3,000	1,087,110
MasterCard, Inc. Class A	3,150	1,678,761

		2,765,871

Services-Computer Programming, Data Processing, Etc. - 7.03%
Alphabet, Inc. Class A	8,600	1,452,970
Meta Platforms, Inc. Class A	3,775	2,168,058

		3,621,028

Services-Medical Laboratories - 1.01%
Laboratory Corp. of America Holdings	2,150	518,494

Services-Miscellaneous Amusement & Recreation - 1.37%
The Walt Disney Co. (2)	6,000	704,820

Services-Prepackaged Software - 3.04%
Microsoft Corp.	3,700	1,566,802

Ship & Boat Building & Repairing - 1.54%
Huntington Ingalls Industries, Inc.	4,000	791,680

Sugar & Confectionery Products - 0.48%
The Hershey Co.	1,400	246,582

Total Common Stock	(Cost $ 14,428,862)	34,213,807

Real Estate Investment Trusts - 4.12%

Extra Space Storage, Inc.	5,100	871,896
Prologis, Inc.	9,452	1,103,805
Ready Capital Corp., 5.750%, due 02/15/26	6,000	147,600

Total Real Estate Investment Trusts	(Cost $ 1,043,026)	2,123,301

Corporate Bonds - 14.83% (4)

Air Transportation, Scheduled - 0.49%
Southwest Airlines Co., 5.250%, due 05/04/25	250,000	250,039

Aircraft - 0.48%
Boeing Co., 2.600%, due 10/30/25	250,000	245,126

Banks & Financial Institutions - 0.48%
Federal Farm Credit Bank, 4.940%, 10/08/2031	250,000	248,732
Federal Farm Credit Bank, 5.570, 08/26/2033	500,000	499,848
Federal Home Loan Bank, 5.555%, 2/15/2033	700,000	700,268

		1,448,849

Builders - 0.29%
Lennar Corp., 4.750%, due 11/29/27	150,000	150,522

Commercial Banks - 0.19%
Royal Bank of Canada, 1.200%, due 04/27/26	100,000	95,523

Electric Services - 0.19%
Southern California Edison Co. Series E, 3.700%, due 08/01/25	100,000	99,255

Entertainment - 0.50%
The Walt Disney Co., 7.700%, 10/30/2025	250,000	255,380

Financial Services - 0.68%
Ford Motor Credit Co. LLC., 5.700%, due 09/20/2034	350,000	350,568

Heating Equip, Except Elec & Warm Air; & Plumbing Fixtures - 1.09%
Masco Corp., 7.750%, 08/01/29	500,000	561,759

Investment Advice - 0.38%
Affiliated Managers Group, Inc., 3.500%, due 08/01/25	200,000	198,121

Motor Vehicles & Passenger Car Bodies - 0.25%
General Motors Financial Co., Inc., 3.100%, 01/12/2032	150,000	130,704

National Commercial Banks - 1.90%
Banc of California, Inc., 5.250%, due 04/15/25	300,000	297,644
Bank of America Corp. Series L, 3.950%, due 04/21/2025	100,000	99,592
JPMorgan Chase & Co. Series B, 5.330, due 02/01/2027 (3-month US Libor + .50%)	150,000	148,104
Truist Financial Corp. Series M, 5.125%, to 12/15/2027	150,000	146,469
US Bancorp, 3.70%, 01/15/2027	300,000	284,646

		976,456

Personal Credit Institutions - 0.48%
Discover Financial Services Series D, 6.125%, to 06/23/25	250,000	249,833

Pharmaceutical Preparations - 0.19%
AbbVie, Inc., 3.200%, due 05/14/26	100,000	98,180

Paper Mills - 0.84%
Georgia-Pacific, LLC., 7.250%, 06/01/28	400,000	434,271

Security Brokers, Dealers & Flotation Companies - 1.32%
Capital Southwest Corp., 3.375%, due 10/01/26	400,000	379,012
Jeffries Financial Group, Inc. 6.500%, 10/31/29	300,000	300,796

		679,808

Services-Advertising Agencies - 0.38%
Omnicom Group, Inc., 3.600%, due 04/15/26	200,000	197,221

Services-Equipment Rental & Leasing, Nec - 0.84%
Air Lease Corp., 3.625%, due 12/01/27	200,000	193,547
United Rentals, Inc., 3.875%, due 11/15/27	250,000	241,378

		434,925

Services-Prepackaged Software - 0.47%
Oracle Corp., 1.650%, due 03/25/26	100,000	96,138
VMWare, Inc., 3.900%, due 08/21/27	150,000	146,908

		243,046

State Commercial Banks - 1.05%
Citizens Financial Group, Inc., 4.350%, due 08/01/25	100,000	99,573
Deutsche Bank, 5.150%, 9/15/2034	250,000	243,976
Fifth Third Bancorp Series L, 4.500%, to 09/30/2025	200,000	197,090

		540,639

Total Corporate Bonds	(Cost $ 8,362,102)	7,640,222

Municipal Bonds - 3.86% (4)

California - 0.04%
Porterville Unified School District, 7.250%, due 07/01/27	20,000	20,041

Georgia - 0.20%
Georgia Loc. Govt., 4.750%, due 06/01/28	99,000	101,309

Indiana - 0.61%
Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 6.150%, due 07/15/27	135,000	135,105
Fishers, IN Econ Development Revenue Taxable-P3 Project, 2.650%, due 08/01/28	190,000	179,278

		314,384

Maryland - 0.39%
Baltimore Board of School Commissioners City Schools Revenue, 5.692%, due 12/15/25	200,000	202,852

Michigan - 0.48%
City of Coldwater, MI Water Supply & Wastewater System Revenue, 5.000%, due 08/01/26	25,000	25,876
Michigan State Taxable School Loan Series A, 3.200%, due 05/15/27	227,500	221,644

		247,520

New York - 0.48%
New York City, NY Transitional Financice Authority Revenue, 2.760%, due 02/01/26	250,000	245,255

Ohio - 0.51%
New Albany, Floyd County Industry School First Mortgage, 5.000%, due 01/15/27	250,000	260,565

Pennsylvania - 0.81%
East-Norriton-Plymouth-Whipain Joint Sewer Authority, 1.832%, due 8/01/28	250,000	228,753
Pennsylvania ST Txble-Ref-First Refunding Series, 1.200%, due 08/01/26	200,000	189,926

		418,679

Washington - 0.14%
Douglas County, WA School District No. 206 Eastmont Qualified School Construction, 4.700%, due 12/01/25	70,000	70,128

Wisconsin - 0.21%
Greendale, WI Taxable Community Development, Series A, 4.750%, due 12/01/26	110,000	110,023

Total Municipal Bonds	(Cost $ 2,181,412)	1,990,754

Preferred Securities - 1.28% (4)

Asset Management - 0.10%
B Riley Financial, Inc., 6.50%, due 09/30/26	4,000	53,600

Motor Vehicles & Passenger Car Bodies - 0.27%
Ford Motor Co., 6.000%, due 12/01/59	6,000	141,660

National Commercial Banks - 0.81%
BAC Capital Trust XIII Series F, 6.071%, 03/15/43	150,000	121,331
Huntington Bancshares, Inc. Series G, 4.450%, 10/15/2027	150,000	143,807
PNC Capital Trust C, 5.750%, 06/01/2028	150,000	146,911

		412,049

Telephone Communications (No Radio Telephone) - 0.10%
QWest Corp., 6.500%, due 09/01/56	3,000	52,830

Total Preferred Securities	(Cost $ 463,000)	660,139

Structured Notes - 0.36% (4)

Security Brokers, Dealers & Flotation Companies - 0.36%
Goldman Sachs Group, Inc., 0.000%, 11/13/28	125,000	108,125
Morgan Stanley Series MTN, 0.000%, due 08/30/2028	95,000	79,481

Total Structured Note	(Cost $ 196,846)	187,606

US Government - 1.42%

U.S. Government Treasury Bill, 3.875%, 08/15/33	750,000	733,037

Total US Government	(Cost $ 705,264)	733,037

Money Market Registered Investment Companies - 7.44%

Federated Treasury Obligation Fund - Institutional Shares - 4.50% (3)	3,834,025	3,834,025

Total Money Market Registered Investment Companies	(Cost $ 3,834,025)	3,834,025

Total Investments - 99.72%	(Cost $ 31,131,006)	51,382,892

Other Assets Less Liabilities - 0.28%		144,192

Total Net Assets - 100.00%		51,527,084

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 29, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$40,419,223	$-
Level 2 - Other Significant Observable Inputs	10,963,669	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$51,382,892	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at November 29, 2024.
(4) All Corporate Bonds, Municipal Bonds, Preferred Securities and Structured Notes are categorized as Level 2 of the fair value hierarchy.
ADR - American Depository Receipt
LIBOR- London Inter-Bank Offer Rate, which is an international interest rate benchmark that almost all banks use as reference to set their funding costs.